Share capital and reserves - Warrants (Details) € in Millions			9 Months Ended	12 Months Ended
	May 06, 2015	Apr. 11, 2014 warrant $ / shares shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Mar. 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Warrants issued | shares		50,000,000
Warrant conversion rate | warrant		3
Preference shares, conversion ratio		1				1
Mandatory redemption amount (in dollars per share)		$ 0.01
Per share amount exceeded for mandatory redemption (in dollars per share)		$ 18.00
Mandatory redemption period, term		10 days
Credit related to Warrant Redemption Liability | €			€ 0.4	€ 0.0	€ 0.0		€ (0.4)
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)		$ 11.50
Non-Executive Director
Disclosure of classes of share capital [line items]
Warrants issued | shares		75,000
Iglo
Disclosure of classes of share capital [line items]
Percentage of outstanding warrant holders obtained to amend warrant term	75.00%
Warrant exercise term following Readmission	30 days